UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21407
Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
September 30, 2007

Shares		Description (1)				Value

		Common Stocks – 37.2% (25.5% of Total Investments)

		Aerospace & Defense – 2.5%

32,600		Lockheed Martin Corporation				$3,536,774
85,000		Raytheon Company				5,424,700

		Total Aerospace & Defense				8,961,474

		Capital Markets – 1.3%

100,000		JPMorgan Chase & Co.				4,582,000

		Commercial Banks – 2.3%

100,000		Bank of America Corporation				5,027,000
65,000		Wachovia Corporation				3,259,750

		Total Commercial Banks				8,286,750

		Commercial Services & Supplies – 1.3%

105,000		Pitney Bowes Inc.				4,769,100

		Communications Equipment – 0.7%

131,000		Motorola, Inc.				2,427,430

		Containers & Packaging – 0.8%

104,800		Packaging Corp. of America				3,046,536

		Diversified Financial Services – 1.7%

132,000		Citigroup Inc.				6,160,440

		Diversified Telecommunication Services – 3.4%

109,500		AT&T Inc.				4,632,945
90,000		KT Corporation, Sponsored ADR				2,254,500
52,500		Telecom Italia S.p.A., Sponsored ADR				1,589,175
87,000		Verizon Communications Inc.				3,852,360

		Total Diversified Telecommunication Services				12,328,980

		Electric Utilities – 1.3%

32,200		EDP – Energias de Portugal, S.A., Sponsored ADR				1,874,845
118,000		Korea Electric Power Corporation, Sponsored ADR				2,731,700

		Total Electric Utilities				4,606,545

		Food Products – 0.4%

39,722		Kraft Foods Inc.				1,370,806

		Household Durables – 0.9%

112,000		Newell Rubbermaid Inc.				3,227,840

		Household Products – 1.4%

73,000		Kimberly-Clark Corporation				5,128,980

		Industrial Conglomerates – 1.0%

85,000		General Electric Company				3,519,000

		Insurance – 2.4%

65,800		Aon Corporation				2,948,498
65,400		Hartford Financial Services Group, Inc.				6,052,770

		Total Insurance				9,001,268

		Machinery – 1.0%

45,000		Caterpillar Inc.				3,529,350

		Media – 1.7%

55,000		CBS Corporation, Class B				1,732,500
118,300		Clear Channel Communications, Inc.				4,429,152

		Total Media				6,161,652

		Metals & Mining – 0.6%

12,800		POSCO, ADR				2,288,256

		Multi-Utilities – 0.6%

82,800		United Utilities PLC, Sponsored ADR				2,359,800

		Oil, Gas & Consumable Fuels – 3.5%

33,000		Chevron Corporation				3,088,140
37,900		ConocoPhillips				3,326,483
57,500		Eni S.p.A., Sponsored ADR				4,241,200
30,000		Total SA, Sponsored ADR				2,430,900

		Total Oil, Gas & Consumable Fuels				13,086,723

		Paper & Forest Products – 1.6%

105,500		International Paper Company				3,784,285
97,000		Stora Enso Oyj, Sponsored ADR				1,875,980

		Total Paper & Forest Products				5,660,265

		Pharmaceuticals – 2.1%

60,000		GlaxoSmithKline PLC, ADR				3,192,000
71,000		Pfizer Inc.				1,734,530
68,000		Sanofi-Aventis, ADR				2,884,560

		Total Pharmaceuticals				7,811,090

		Thrifts & Mortgage Finance – 2.5%

95,000		Federal National Mortgage Association				5,776,950
141,000		IndyMac Bancorp, Inc.				3,329,010

		Total Thrifts & Mortgage Finance				9,105,960

		Tobacco – 2.2%

57,400		Altria Group, Inc.				3,991,022
47,000		Loews Corp – Carolina Group				3,864,810

		Total Tobacco				7,855,832

		Total Common Stocks (cost $98,050,356)				135,276,077

Shares		Description (1)				Value

		Real Estate Investment Trust Common Stocks – 37.1% (25.4% of Total Investments)

		Industrial – 3.1%

556,400		DCT Industrial Trust Inc.				$5,825,508
136,000		First Industrial Realty Trust, Inc.				5,286,320

		Total Industrial				11,111,828

		Office – 5.9%

200,300		Brandywine Realty Trust				5,069,593
435,600		HRPT Properties Trust				4,308,084
158,900		Mack-Cali Realty Corporation				6,530,790
146,800		Maguire Properties, Inc.				3,791,844
15,986		SL Green Realty Corporation				1,866,685

		Total Office				21,566,996

		Residential – 6.5%

43,600		Apartment Investment & Management Company, Class A				1,967,668
57,500		AvalonBay Communities, Inc.				6,788,450
107,200		Camden Property Trust				6,887,600
98,100		Equity Residential				4,155,516
99,100		Post Properties, Inc.				3,835,170

		Total Residential				23,634,404

		Retail – 9.1%

252,900		Cedar Shopping Centers Inc.				3,444,498
73,500		Federal Realty Investment Trust				6,512,100
221,000		Kite Realty Group Trust				4,154,800
64,900		Macerich Company				5,683,942
70,800		Simon Property Group, Inc.				7,080,000
77,200		Weingarten Realty Investors Trust				3,200,712
152,400		Westfield Group				2,934,538

		Total Retail				33,010,590

		Specialized – 12.5%

566,700		Ashford Hospitality Trust Inc.				5,695,335
130,500		Cogdell Spencer Inc.				2,414,250
473,300		DiamondRock Hospitality Company				8,240,153
347,300		Extra Space Storage Inc.				5,344,947
169,500		Health Care Property Investors Inc.				5,622,315
37,174		Public Storage, Inc.				2,923,735
355,000		Senior Housing Properties Trust				7,831,300
185,600		Ventas Inc.				7,683,840

		Total Specialized				45,755,875

		Total Real Estate Investment Trust Common Stocks (cost $115,176,641)				135,079,693

Principal			Weighted Average
Amount (000)		Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

		Variable Rate Senior Loan Interests – 31.7% (21.8% of Total Investments) (4)

		Aerospace & Defense – 0.9%

$1,276		Hexcel Corporation, Term Loan B	7.193%	3/01/12	BB+	$1,244,039
1,594		Vought Aircraft Industries, Inc., Term Loan	7.630%	12/22/11	Ba2	1,570,101
364		Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.820%	12/22/10	Ba2	358,182

3,234		Total Aerospace & Defense				3,172,322

		Auto Components – 1.2%

2,500		Federal Mogul Corporation, Term Loan A, (5)	7.379%	2/24/04	N/R	2,416,250
457		Gen Tek Inc., Term Loan B	7.760%	2/28/11	BB-	447,115
1,716		Gen Tek Inc., Term Loan	7.474%	2/28/11	BB-	1,678,737

4,673		Total Auto Components				4,542,102

		Building Products – 1.2%

784		Armstrong World Industries, Term Loan	7.246%	10/02/13	BBB-	778,140
1,940		Nortek, Inc., Term Loan B	7.610%	8/27/11	Ba2	1,872,100
977		Stile Acquisition Corporation, Canadian Term Loan	7.360%	4/05/13	BB	922,133
978		Stile Acquisition Corporation, Term Loan B	7.360%	4/05/13	BB	923,708

4,679		Total Building Products				4,496,081

		Chemicals – 2.6%

400		Celanese Corporation, Credit Linked Deposit	5.665%	4/02/14	BB	392,781
1,596		Celanese Corporation, Term Loan B	7.110%	4/02/14	BB	1,567,197
1,240		Georgia Gulf Corporation, Term Loan B	8.298%	10/03/13	BB	1,213,603
1,985		Hexion Specialty Chemicals, Inc., Term Loan C4	7.625%	5/05/13	Ba3	1,960,963
1,980		Lyondell Citgo Refining LP, Term Loan	6.630%	8/16/13	BB+	1,971,646
1,950		Rockwood Specialties Group, Inc., Term Loan E	7.108%	7/30/12	BB	1,902,198

9,151		Total Chemicals				9,008,388

		Commercial Services & Supplies – 0.8%

119		Aramark Corporation, Letter of Credit	7.198%	1/24/14	BB-	116,626
1,658		Aramark Corporation, Term Loan	7.198%	1/24/14	BB-	1,631,793
1,106		Berry Plastics Holding Corporation, Term Loan	7.360%	4/03/15	BB-	1,080,681

2,883		Total Commercial Services & Supplies				2,829,100

		Containers & Packaging – 1.1%

2,836		Graham Packaging Company, L.P., Term Loan B	7.715%	12/13/11	B+	2,800,400
175		Smurfit-Stone Container Corporation, Deposit-Funded Commitment	7.475%	11/01/10	Ba2	173,050
689		Smurfit-Stone Container Corporation, Term Loan B	7.437%	11/01/11	Ba2	682,833
375		Smurfit-Stone Container Corporation, Term Loan C	7.640%	11/01/11	Ba2	371,391
118		Smurfit-Stone Container Corporation, Tranche C-1	7.688%	11/01/11	Ba2	116,553

4,193		Total Containers & Packaging				4,144,227

		Diversified Consumer Services – 0.5%

1,990		Weight Watchers International Inc., Term Loan B	6.875%	1/26/14	BB+	1,975,075

		Diversified Telecommunication Services – 1.2%

1,960		Intelsat Limited, Term Loan	7.360%	7/01/13	BB+	1,944,506
1,980		MetroPCS Inc., Term Loan	7.579%	11/03/13	Ba3	1,952,404
473		Verifone Inc., Term Loan B	7.110%	10/31/13	BB	466,594

4,413		Total Diversified Telecommunication Services				4,363,504

		Electric Utilities – 0.5%

1,702		Dynegy, Inc., Letter of Credit	6.629%	4/02/13	Ba1	1,632,219
298		Dynegy Holdings Inc., Term Loan	7.165%	4/02/13	Ba1	285,638

2,000		Total Electric Utilities				1,917,857

		Electrical Equipment – 0.4%

1,496		Sensus Metering Systems Inc., Term Loan B-1	7.375%	12/17/10	BB	1,473,217
97		Sensus Metering Systems Inc., Term Loan B-2	7.359%	12/17/10	BB	95,716

1,593		Total Electrical Equipment				1,568,933

		Electronic Equipment & Instruments – 0.8%

1,995		Itron Inc., Term Loan	7.165%	4/18/14	Ba3	1,971,309
988		Sensata Technologies B.V., Term Loan	7.110%	4/27/13	BB	952,408

2,983		Total Electronic Equipment & Instruments				2,923,717

		Energy Equipment & Services – 0.5%

1,939		Kinder Morgan, Inc., Term Loan	6.639%	5/30/14	Ba2	1,905,576

		Food Products – 0.7%

2,586		Michael Foods, Inc., Term Loan B	7.361%	11/21/10	BB-	2,514,926

		Health Care Providers & Services – 2.6%

1,265		Davita Inc., Term Loan B	6.845%	10/05/12	BB+	1,244,418
1,985		HCA, Inc. Term Loan	7.448%	11/18/13	BB	1,950,263
1,990		Health Management Associates, Term Loan	6.947%	2/28/14	Ba2	1,896,097
1,038		LifePoint Hospitals Holdings, Inc., Term Loan B	7.165%	4/18/12	BB	1,014,126
1,970		Quintiles Transnational Corporation, Term Loan B	7.200%	3/29/13	BB	1,912,542
242		United Surgical Partners International, Inc., Delayed Draw Term Loan (6)	5.156%	4/18/14	Ba3	146,220
1,255		United Surgical Partners International, Inc., Term Loan	7.381%	4/18/14	Ba3	1,216,487

9,745		Total Health Care Providers & Services				9,380,153

		Hotels, Restaurants & Leisure – 2.8%

1,975		24 Hour Fitness Worldwide, Inc., Term Loan B	7.870%	6/08/12	Ba3	1,935,500
2,192		Burger King Corporation, Term Loan B	6.750%	6/30/12	BB+	2,170,001
776		CBRL Group, Inc., Term Loan B-1	6.860%	4/28/13	BB	758,626
122		CBRL Group, Inc., Delayed Draw, Term Loan B-2 (6)	3.801%	4/28/13	BB	58,367
1,960		Penn National Gaming, Inc., Term Loan B	7.108%	10/03/12	BBB-	1,948,294
445		Travelport LLC, Term Loan	7.448%	8/23/13	BB-	434,751
89		Travelport LLC, Letter of Credit	7.448%	8/23/13	BB-	87,233
600		Venetian Casino Resort, LLC, Delayed Draw, Term Loan (6) (7)	0.750%	5/23/08	BB	(14,375)
2,394		Venetian Casino Resort, LLC, Term Loan	6.950%	5/23/14	BB	2,336,645

10,553		Total Hotels, Restaurants & Leisure				9,715,042

		Independent Power Producers & Energy Traders – 1.0%

750		KGen LLC, Letter of Credit	7.000%	2/05/14	BB	733,125
1,241		KGen LLC, Term Loan B	7.000%	2/05/14	BB	1,212,711
469		NRG Energy Inc., Credit-Linked Deposit	6.848%	2/01/13	Ba1	460,788
400		NRG Energy Inc., Delayed Draw, Term Loan (6) (7)	0.500%	2/01/13	BB	(7,000)
1,126		NRG Energy Inc., Term Loan	6.948%	2/01/13	Ba1	1,107,150

3,986		Total Independent Power Producers & Energy Traders				3,506,774

		Insurance – 0.3%

1,171		Conseco, Inc., Term Loan	7.129%	10/10/13	Ba3	1,111,058

		IT Services – 1.1%

2,000		First Data Term Loan, Tranche B	6.250%	9/24/14	BB-	1,928,750
2,047		SunGard Data Systems Inc., Term Loan B	7.356%	2/28/14	BB	2,016,175

4,047		Total IT Services				3,944,925

		Media – 7.2%

1,975		Cablevision Systems Corporation, Incremental Term Loan	7.569%	3/29/13	BB	1,951,053
1,995		Canwest Mediaworks, L.P., Term Loan	7.541%	7/10/15	Ba1	1,960,088
998		Cequel Communications LLC., Term Loan B	7.373%	11/05/13	B+	960,530
2,200		Charter Communications Operating, LLC, Term Loan	7.360%	3/06/14	B+	2,129,287
1,995		Discovery Communications, Term Loan	7.198%	5/14/14	N/R	1,962,581
1,938		Emmis Communications Corporation, New Term Loan B	7.202%	11/01/13	B+	1,902,571
1,985		Idearc Inc., Term Loan	7.200%	11/17/14	BBB-	1,957,706
980		Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.448%	4/08/12	N/R	940,347
1,980		Neilsen Finance LLC, Term Loan B	7.360%	8/09/13	Ba3	1,928,028
182		R. H. Donnelley Inc., Tranche D	6.860%	6/30/11	Ba1	180,641
2,000		Tribune Company, Term Loan B	8.360%	6/04/14	BB	1,825,277
933		Tribune Company, Term Loan X	7.860%	6/04/09	BB	917,000
121		Univision Communications Inc., Delayed Draw, Term Loan (6) (7)	1.000%	9/29/14	B+	(5,612)
1,879		Univision Communications Inc., Term Loan	7.610%	9/29/14	Ba3	1,791,890
2,000		UPC Broadband Holding BV, Term Loan J2	7.130%	12/31/14	Ba3	1,919,375
1,922		WMG Acquisition Corp., Term Loan	7.484%	2/28/11	Ba2	1,881,051
2,000		Yell Group, Term Loan	7.129%	10/27/12	N/R	1,956,406

27,083		Total Media				26,158,219

		Metals & Mining – 0.4%

680		Amsted Industries Incorporated, Delayed Term Loan	7.376%	4/08/13	BB	673,317
936		Amsted Industries Incorporated, Term Loan B	7.389%	4/08/13	BB	922,781

1,616		Total Metals & Mining				1,596,098

		Oil, Gas & Consumable Fuels – 0.5%

387		Targa Resources Inc., Synthetic Letter of Credit	7.323%	10/31/12	Ba3	383,903
1,581		Targa Resources Inc., Term Loan B	7.534%	10/31/12	Ba3	1,567,605

1,968		Total Oil, Gas & Consumable Fuels				1,951,508

		Paper & Forest Products – 0.5%

1,955		Georgia-Pacific Corporation, Term Loan B	7.383%	12/21/12	BB+	1,918,696

		Pharmaceuticals – 0.5%

1,990		Royalty Pharma, Term Loan	6.629%	4/16/13	BBB-	1,976,733

		Real Estate Management & Development – 0.4%

1,500		LNR Property Corporation, Term Loan B	8.110%	7/12/11	BB	1,456,250

		Road & Rail – 0.6%

111		Hertz Corporation, Synthetic Term Loan	5.238%	12/21/12	BB+	109,594
619		Hertz Corporation, Term Loan B	7.556%	12/21/12	BB+	610,662
1,767		Swift Transportation, Term Loan	8.375%	5/10/14	BB-	1,613,106

2,497		Total Road & Rail				2,333,362

		Specialty Retail – 0.4%

1,500		TRU 2005 RE Holding Co., Term Loan	8.665%	12/08/08	B3	1,489,531

		Textiles, Apparel & Luxury Goods – 0.5%

1,745		HanesBrands Inc.,Term Loan	7.087%	9/05/13	BB	1,724,279

		Trading Companies & Distributors – 0.5%

990		Ashtead Group Public Limited Company, Term Loan B	7.125%	8/31/11	BB+	972,675
196		Brenntag Holding GmbH and Company KG, Acquisition Facility Term Loan	7.387%	1/20/14	B+	189,573
804		Brenntag Holdings, Term Loan B2	7.387%	1/20/14	B+	775,840

1,990		Total Trading Companies & Distributors				1,938,088

$119,663		Total Variable Rate Senior Loan Interests (cost $118,161,323)				115,562,524

Principal
Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Emerging Markets Debt and Foreign Corporate Bonds – 34.3% (23.5% of Total Investments)

		Argentina – 2.5%

420		Alto Parana S.A.	6.375%	6/09/17	BBB+	$426,132
885		Argentine Beverages Financial Trust, 144A	7.375%	3/22/12	N/R	896,063
710		Argentina Republic	7.000%	4/17/17	B+	596,045
106		Banco Central de la Republic Argentina, Treasury Bill	0.000%	5/14/08	B+	31,620
515		Banco Hipotecario, S.A., 144A	11.250%	6/21/10	Ba1	468,650
575		Banco Macro Misiones S.A.	9.750%	12/18/36	B2	495,938
1,395	ARS	Central Bank of Argentina	2.000%	2/04/18	N/R	577,978
655		Compania de Transporte Energia, 144A	8.875%	12/15/16	B	610,788
555		Pan American Energy LLC, 144A	7.750%	2/09/12	BB-	545,288
645		Province of Buenos Aires, 144A	9.625%	4/18/28	B+	554,700
2,169		Republic of Argentina	11.417%	2/20/08	B	673,782
2,715		Republic of Argentina	5.374%	8/03/12	B+	1,542,799
1,376		Republic of Argentina	8.280%	12/31/33	B+	1,251,922
1,525	ARS	Republic of Argentina	5.830%	12/31/33	B+	591,818

		Total Argentina				9,263,523

		Brazil – 2.7%

1,500	BRL	Banco ABN AMRO Real S.A., Reg S	16.200%	2/22/10	N/R	892,799
190		Centrais Eletricas Brasileiras S.A., 144A	7.750%	11/30/15	BB+	203,775
400		Cia Brasileira de Bebidas	10.500%	12/15/11	Baa1	473,500
420		Companhia de Saneamento Basico do Estado de Sao Paulo, 144A	7.500%	11/03/16	BB-	432,600
1,370	BRL	Companhia Energetica de Sao Paulo, Corporate Bond 144A	9.750%	1/15/15	Ba3	808,520
380		Cosan Finance Limited, 144A	7.000%	2/01/17	BB	366,700
685		Cospipa Commercial Limited, 144A	8.250%	6/14/16	BBB-	744,116
565		Federative Republic of Brazil	8.000%	1/15/18	BB+	631,953
590		Globo Comunicacao Participacoes, S.A., 144A	7.250%	4/26/22	BB+	575,250
405		ISA Capital do Brasil S.A., 144A	8.800%	1/30/17	BB	425,250
200	BRL	National Treasury Note of Brazil	6.000%	5/15/15	N/R	1,771,850
180	BRL	National Treasury Note of Brazil	10.000%	1/01/17	N/R	926,062
1,100	BRL	RBS Zero Hora Editora Jornalistica S.A., 144A	11.250%	6/15/17	BB-	562,977
325		Vale Overseas Limited	6.250%	1/23/17	BBB	330,265
545		Vale Overseas Limited	6.875%	11/21/36	BBB	564,221

		Total Brazil				9,709,838

		Bulgaria – 0.4%

1,100		Republic of Bulgaria, Reg S	8.250%	1/15/15	BBB+	1,289,750

		Chile – 1.7%

565		Celulosa Arauco Y Constitucion, 144A	5.625%	4/20/15	BBB+	549,803
600		Coldelco Inc., Reg S	6.375%	11/30/12	A2	626,467
430		Corporacion Nacional del Cobre, 144A	5.500%	10/15/13	Aa3	432,575
1,765		Corporacion Nacional del Cobre, 144A	4.750%	10/15/14	Aa3	1,689,304
450		Coporacion Nacional del Cobre de Chile, Reg S	5.625%	9/21/35	Aa3	412,065
595		Coporacion Nacional del Cobre de Chile, Reg S	6.150%	10/24/36	Aa3	585,510
245		Empresa Nacional del Petroleo Reg S	6.750%	11/15/12	A	258,317
1,100		Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A	1,042,799
550		Enersis S.A.	7.375%	1/15/14	BBB	584,486

		Total Chile				6,181,326

		Colombia – 1.3%

1,120		Bancolombia S.A.	6.875%	5/25/17	Ba1	1,092,000
650,000	COP	Bogota Distrito Capital, 144A	9.750%	7/26/28	BB+	309,881
597,000	COP	Republic of Colombia	9.850%	6/28/27	BB+	308,249
2,500,000	COP	Republic of Colombia	11.750%	3/01/10	BB	1,379,217
350		Republic of Colombia	8.250%	12/22/14	BBB-	395,500
580		Republic of Colombia	7.375%	1/27/17	BBB-	632,200
635		TGI International Inc., WI/DD, 144A, (9)	9.500%	10/03/17	BB	646,113

		Total Colombia				4,763,160

		Costa Rica – 0.2%

225		Republic of Costa Rica, Reg S	8.050%	1/31/13	Ba1	246,375
310		Republic of Costa Rica, Reg S	6.548%	3/20/14	BB+	318,525

		Total Costa Rica				564,900

		Dominican Republic – 0.6%

2,044		Dominican Republic, Reg S	9.040%	1/23/18	B+	2,309,569

		Egypt – 0.1%

310		Orascom Telecom Finance, SCA, 144A	7.875%	2/08/14	B2	294,888

		Ghana – 0.3%

985		Republic of Ghana, WI/DD, 144A, (9)	8.500%	10/04/17	B+	1,003,518

		Hungary – 0.7%

479,000	HUF	Republic of Hungary	6.750%	4/12/10	BBB+	2,706,642

		India – 0.1%

355		Icici Bank Limited Bahrain, WI/DD, 144A, (9)	6.625%	10/03/12	Baa2	356,193

		Indonesia – 2.5%

390		Adaro Finance B.V., 144A	8.500%	12/08/10	Ba3	409,500
315		Excelcomindo Finance Company B.V., 144A	7.125%	1/18/13	BB-	317,363
15,250,000	IDR	Indonesia Republic	11.000%	11/15/20	BB+	1,830,662
1,195		Majapahit Holdings B.V., 144A	7.250%	10/17/11	BB-	1,209,938
885		Majapahit Holdings B.V., 144A	7.750%	10/17/16	BB-	900,874
875		Majapahit Holdings B.V., 144A	7.875%	6/29/37	BB-	859,688
410		PT Berlian Laju Tanker Finance B.V., 144A	7.500%	5/15/14	BB-	386,425
2,575		Republic of Indonesia, 144A	6.625%	2/17/37	BB-	2,468,781
580		Republic of Indonesia, Reg S	8.500%	10/12/35	B+	689,089

		Total Indonesia				9,072,320

		Israel – 0.5%

4,525	ILS	State of Israel	10.000%	5/31/12	A+	1,380,362
585		State of Israel	5.500%	11/09/16	A2	583,557

		Total Israel				1,963,919

		Kazakhstan – 0.1%

300		Tengizchevroil LLP, 144A	6.124%	11/15/14	BBB-	296,970

		Malaysia – 1.1%

950		Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	A-	955,398
1,125		Petronas Capital Limited, Reg S	7.000%	5/22/12	A1	1,209,967
1,100		Republic of Malaysia	8.750%	6/01/09	A-	1,165,298
550		Sarawak International Inc.	5.500%	8/03/15	A-	541,322

		Total Malaysia				3,871,985

		Mexico – 1.9%

895		Conproca SA, Reg S	12.000%	12/16/10	BBB-	993,450
21,725	MXN	Mexico Bonos de DeSarrollo	7.250%	12/15/16	A	1,903,276
600		Pemex Project Funding Master Trust	8.500%	2/15/08	Baa1	606,750
830		Pemex Project Funding Master Trust, Series 12	5.750%	12/15/15	Baa1	834,660
12,350	MXN	United Mexican States	9.500%	12/18/14	A	1,232,358
726		United Mexican States	5.625%	1/15/17	Baa1	725,637
580		United Mexican States	6.750%	9/27/34	Baa1	632,200
120		Vitro S.A.	9.125%	2/01/17	B	118,500

		Total Mexico				7,046,831

		Pakistan – 0.2%

330		Islamic Republic of Pakistan, Reg S	6.875%	6/01/17	B+	290,813
330		Pakistan Mobile Communications Ltd., 144A	8.625%	11/13/13	B+	317,625

		Total Pakistan				608,438

		Panama – 1.0%

315		AES Panama SA, 144A	6.350%	12/21/16	BBB-	309,276
720		Republic of Panama	9.625%	2/08/11	Ba1	807,480
405		Republic of Panama	7.250%	3/15/15	Ba1	435,375
1,304		Republic of Panama	6.700%	1/26/36	Ba1	1,346,380
575		Republic of Panana	7.125%	1/29/26	Ba1	623,875

		Total Panama				3,522,386

		Peru – 0.8%

615		Republic of Peru	8.750%	11/21/33	BB+	810,878
925		Republic of Peru	6.550%	3/14/37	BB+	956,913
1,485		Republic of Peru, Enhanced Pass Thru Notes, 144A	0.000%	5/31/18	BB	1,013,513

		Total Peru				2,781,304

		Philippines – 1.0%

255		Bangko Sentral ng Pilipinas, Series A	8.600%	6/15/27	BB-	298,988
220		National Power Corporation, Reg S	9.744%	8/23/11	BB-	240,829
420		Republic of the Philippines	8.375%	2/15/11	BB-	458,850
945		Republic of the Philippines	8.250%	1/15/14	BB-	1,060,763
1,275		Republic of the Philippines	9.375%	1/18/17	BB-	1,560,218

		Total Philippines				3,619,648

		Qatar – 0.8%

885		Nakilat, Inc., Reg S	6.067%	12/31/33	Aa3	856,653
194		Ras Laffan Liquefied Natural Gas Co., Ltd., 144A	3.437%	9/15/09	A-	192,155
406		Ras Laffan Liquified Natural Gas Company Limited, Reg S	3.437%	9/15/09	A-	402,925
575		Ras Laffan Liquified Natural Gas II, Reg S	5.298%	9/30/20	A1	550,103
550		State of Qatar, Reg S	9.750%	6/15/30	AA-	808,500

		Total Qatar				2,810,336

		Russian Federation – 3.7%

640		Gaz Capital S.A., 144A	6.212%	11/22/16	A3	635,968
695		Gaz Capital S.A., 144A	7.288%	8/16/37	A3	742,608
170	EUR	Gaz Capital S.A., 144A	5.030%	2/25/14	BBB	229,912
525		Gazprom	10.500%	10/21/09	A3	574,600
658		GazStream S.A., Series 144A	5.625%	7/22/13	A3	655,279
620		Irkut Corporation, Loan Participations, Moscow River B.V.	8.250%	4/10/09	N/R	610,886
1,473		Russia Federation, Reg S	7.500%	3/31/30	BBB+	1,663,380
1,065		Russian Agricultural Bank, 144A	6.299%	5/15/17	A3	1,005,254
2,305		Russian Agricultural Bank, 144A	7.175%	5/16/13	A3	2,353,636
990		Russian Ministry of Finance, Reg S	12.750%	6/24/28	BBB+	1,767,380
550		Saving Bank of the Russian Federation, Participations	6.230%	2/11/15	A2	548,680
490		VTB Capital S.A., Corporate Bonds, 144A	5.956%	8/01/08	A2	485,713
1,000		VTB Capital S.A.	7.500%	10/12/11	A2	1,046,400
1,200		VTB Capital S.A., Reg S	6.250%	6/30/35	A2	1,181,688

		Total Russian Federation				13,501,384

		Serbia – 0.6%

2,500		Republic of Serbia, 144A	3.750%	11/01/24	BB-	2,350,000

		South Africa – 0.9%

1,140		Republic of South Africa	7.375%	4/25/12	BBB+	1,234,050
2,100		Republic of South Africa	5.875%	5/30/22	BBB+	2,060,625

		Total South Africa				3,294,675

		Thailand – 0.1%

250		Bangkok Bank Public Company Limited, Reg S	9.025%	3/15/29	BBB	302,509

		Trinidad and Tobago – 1.0%

945		First Citizens Saint Lucia Limited, Reg S	5.125%	2/14/11	A2	950,156
180		National Gas Company of Trinidad and Tobago, 144A	6.050%	1/15/36	A3	171,391
1,325		Petroleum Company of Trinidad & Tobago Limited, 144A	6.000%	5/08/22	BBB+	1,300,885
963		Republic of Trinidad and Tobago, Reg S	9.750%	7/01/20	A-	1,295,235

		Total Trinidad and Tobago				3,717,667

		Tunisia – 0.6%

2,065		Banque de Tunisie	7.375%	4/25/12	BBB	2,219,875

		Turkey – 0.7%

1,680	TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	Baa3	1,411,367
210		Republic of Turkey	6.875%	3/17/36	BB-	201,338
940		Republic of Turkey, WI/DD, (9)	6.750%	4/03/18	BB-	934,727

		Total Turkey				2,547,432

		Ukraine – 2.0%

6,335		Republic of Ukraine, Reg S	6.875%	3/04/11	BB-	6,527,204
615		Ukraine Export-Import Bank Loan Participation with Credit Suisse International	8.400%	2/09/16	Ba2	603,500

		Total Ukraine				7,130,704

		United Arab Emirates – 1.1%

350		Abu Dhabi National Energy Company, 144A	5.875%	10/27/16	Aa2	349,521
1,855		Abu Dhabi National Energy Company, 144A	6.500%	10/27/36	Aa2	1,842,188
1,930		Dubai Ports World, Limited, 144A	6.850%	7/02/37	A+	1,922,431

		Total United Arab Emirates				4,114,140

		Uruguay – 1.2%

4,065		Oriental Republic of Uruguay	7.625%	3/21/36	BB-	4,359,713
117		Republic of Uruguay	7.875%	1/15/33	BB-	130,219

		Total Uruguay				4,489,932

		Venezuela – 1.2%

635		Republic of Venezuela, Reg S	7.000%	12/01/18	B+	566,738
1,935		Republic of Venezuela, Reg S	5.375%	8/07/10	B+	1,823,731
815		Republic of Venezuela, Reg S	6.180%	4/20/11	BB-	764,674
125		Republic of Venezuela	8.500%	10/08/14	BB-	125,625
1,400		Republic of Venezuela	6.000%	12/09/20	BB-	1,130,500

		Total Venezuela				4,411,268

		Vietnam – 0.7%

600		Socialist Republic of Vietnam, Reg S	6.875%	1/15/16	BB	628,777
2,099		Socialist Republic of Vietnam	6.313%	3/12/16	BB-	2,073,134

		Total Vietnam				2,701,911

		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $122,155,499)				124,818,941

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Corporate Bonds – 0.5% (0.3% of Investments)

		Household Durables – 0.5%

$2,000		D.R. Horton, Inc.	7.500%	12/01/07	BBB-	$1,997,758

$2,000		Total Corporate Bonds (cost $2,006,843)				1,997,758

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value

		Short-Term Investments – 5.1% (3.5% of Total Investments)

$18,648		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $18,653,431, collateralized by $15,295,000 U.S. Treasury Bonds, 7.500%, due 11/15/16, value $19,023,156	3.750%	10/01/07		$18,647,604

		Total Short-Term Investments (cost $18,647,604)				18,647,604

		Total Investments (cost $474,198,266) – 145.9%				531,382,597

		Borrowings – (12.3)% (10)				(45,000,000)

		Other Assets Less Liabilities – (0.6)%				(2,200,157)

		FundPreferred Shares, at Liquidation Value – (33.0)%				(120,000,000)

		Net Assets Applicable to Common Shares – 100%				$364,182,440

Forward Foreign Currency Exchange Contracts outstanding at September 30, 2007:

					Unrealized
					Appreciation
	Amount	In Exchange For	Amount	Settlement	(Depreciation)
Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Argentine Peso	1,953,000	U.S. Dollar	610,981	10/19/07	$ (7,193)
Colombian Peso	4,037,200,000	U.S. Dollar	1,859,604	10/19/07	(131,373)
Euro	2,109,000	U.S. Dollar	2,888,381	12/19/07	(123,427)
Indonesian Rupiah	4,633,000,000	U.S. Dollar	491,722	10/19/07	(13,962)
Israeli Shekel	5,405,000	U.S. Dollar	1,313,455	12/19/07	(33,938)
Indian Rupee	50,790,000	U.S. Dollar	1,240,293	10/19/07	(33,924)
South Korean Won	1,158,740,000	U.S. Dollar	1,243,283	12/18/07	(26,762)
Mexican Peso	13,680,000	U.S. Dollar	1,229,044	12/19/07	(15,168)
Mexican Peso	21,328,000	U.S. Dollar	1,909,058	12/19/07	(30,748)
New Turkish Lira	1,766,000	U.S. Dollar	1,318,895	12/19/07	(106,391)
U.S. Dollar	1,303,075	Colombian Peso	2,711,700,000	10/19/07	34,220
U.S. Dollar	639,363	Indonesian Rupiah	5,920,500,000	10/19/07	6,849
U.S. Dollar	1,254,074	Indian Rupee	50,790,000	10/19/07	20,143
U.S. Dollar	1,253,098	South Korean Won	1,158,740,000	12/18/07	16,947
U.S. Dollar	637,399	Mexican Peso	7,030,000	12/19/07	1,988
U.S. Dollar	639,777	Mexican Peso	7,030,000	12/19/07	(390)
U.S. Dollar	1,304,004	Peruvian Nouveau Sol	4,120,000	12/19/07	32,009

					$(411,120)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to September 30, 2007, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at September 30, 2007.

(7)	Negative value represents unrealized depreciation on Senior Loan commitment at September 30, 2007.

(8)	Principal amount denominated in U.S. Dollars, unless otherwise noted.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(10)	Borrowings Payable as a percentage of total investments is (8.5)%.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Reg S
Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

ARS	Argentine Peso

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	New Israeli Sheqel

MXN	Mexican Peso

TRY	New Turkish Lira

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, recognition of income on REIT investments, and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $475,100,563.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$68,972,636
Depreciation	(12,690,602)

Net unrealized appreciation (depreciation) of investments	$56,282,034

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Diversified Dividend and Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.